UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos                  New York, New York       May 13, 2005
----------------------                -----------------------   --------------
     [Signature]                           [City, State]            [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      29

Form 13F Information Table Value Total: $147,458
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED  NONE

AMR CORP                            COM          001765106    4,722     441,310   SH         SOLE        NONE      441,310
ACCREDITED HOME LENDRS HLDG         COM          00437P107    2,043      56,390   SH         SOLE        NONE       56,390
BERKSHIRE HATHAWAY INC DEL          CL A         084670108       87           1   SH         SOLE        NONE            1
CIGNA CORP                          COM          125509109   10,208     114,307   SH         SOLE        NONE      114,307
CAPITAL ONE FINL CORP               COM          14040H105    8,749     117,011   SH         SOLE        NONE      117,011
DST SYS INC DEL                     COM          233326107   10,514     227,675   SH         SOLE        NONE      227,675
DELTA PETE CORP                     COM          247907207    4,173     286,973   SH         SOLE        NONE      286,973
DOWNEY FINL CORP                    COM          261018105    4,320      70,211   SH         SOLE        NONE       70,211
DUN & BRADSTREET CORP DEL NEW       COM          26483E100    8,660     140,935   SH         SOLE        NONE      140,935
EMBRAER-EMPRESA BRASIEIRA D     SP ADR PFD SHS   29081M102    5,023     160,491   SH         SOLE        NONE      160,491
FTD GROUP INC                       COM          30267U108      683      56,390   SH         SOLE        NONE       56,390
FIDELITY NATL FINL INC              COM          316326107    7,282     221,055   SH         SOLE        NONE      221,055
FIRST ADVANTAGE CORP                COM          31845F100      588      28,000   SH         SOLE        NONE       28,000
GOLDEN WEST FINL CORP DEL           COM          381317106    5,144      85,026   SH         SOLE        NONE       85,026
HUDSON CITY BANCORP                 COM          443683107      721      19,737   SH         SOLE        NONE       19,737
ITT EDUCATIONAL SERVICES INC        COM          45068B109   10,493     216,357   SH         SOLE        NONE      216,357
INSTINET GROUP INC                  COM          457750107    5,848     994,547   SH         SOLE        NONE      994,547
INTERNATIONAL GAME TECHNOLOG        COM          459902102    2,120      79,510   SH         SOLE        NONE       79,510
LEHMAN BROS HLDGS INC               COM          524908100    4,874      51,761   SH         SOLE        NONE       51,761
MORGAN STANLEY                    COM NEW        617446448    3,874      67,667   SH         SOLE        NONE       67,667
PEP BOYS MANNY MOE & JACK           COM          713278109    5,398     307,048   SH         SOLE        NONE      307,048
PIONEER NAT RES CO                  COM          723787107    6,324     148,024   SH         SOLE        NONE      148,024
SEACOR HOLDINGS INC                 COM          811904101    5,895      92,477   SH         SOLE        NONE       92,477
SUNOCO INC                          COM          86764P109        7         166   SH  PUT    SOLE        NONE          166
TEMPUR PEDIC INTL INC               COM          88023U101    4,092     219,310   SH         SOLE        NONE      219,310
TESCO CORP                          COM          88157K101    7,116     614,998   SH         SOLE        NONE      614,998
VALERO ENERGY CORP NEW              COM          91913Y100       19         486   SH  PUT    SOLE        NONE          486
WELLPOINT INC                       COM          94973V107    8,171      65,183   SH         SOLE        NONE       65,183
TRANSOCEAN INC                      ORD          G90078109   10,310     200,359   SH         SOLE        NONE      200,359




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